Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Balance of the Company’s Digital Assets

The balance of the Company’s digital assets consisted of the following:

	As of June 30, 2026			As of December 31, 2025
	Quantity	Cost Basis	Fair Value	Quantity	Cost Basis	Fair Value

Bitcoin	1,617	133,431	94,169	1,543	143,237	135,543
USDT	2,394,300	2,394	2,389	3,490,107	3,490	3,487
USDC	320,794	321	321	9,459,635	9,460	9,459
Others	14,870	754	444	41,722	924	800
Total		136,900	97,323		157,111	149,289

Schedule of Movement for Digital Assets

The following table presents the movement for digital assets of the Company for the six months ended June 30, 2026 and 2025:

	BTC	USDT and USDC	Others	Total

Balance as of January 1, 2026	135,543	12,946	800	149,289
Digital assets received from customers for products and services	30,264	44,972	2	75,238
Revenue generated from Bitcoin self-mining operation	25,344	-	-	25,344
Converted (to)/from other digital assets or fiat cash, net	(24,740)	(4,557)	(4)	(29,301)
Costs and expenses (paid)/prepaid in digital assets	(37,606)	(38,951)	(44)	(76,601)
Changes in fair value of digital assets	(49,218)	34	(310)	(49,494)
Repayment of long-term loans and long-term payables, net	-	(10,600)	-	(10,600)
Changes in digital asset collaterals	14,582	-	-	14,582
Proceeds from disposal of equipment	-	36	-	36
Purchase of mining equipment	-	(1,170)	-	(1,170)
Balance as of June 30, 2026	94,169	2,710	444	97,323

*	The changes in digital asset collaterals include the fair value changes between the settlement value and original costs of the BTC collaterals

	BTC	USDT	Others	Total

Balance as of January 1, 2025	125,048	4,817	75	129,940
Digital assets received from customers for products and services	116,958	57,505	23	174,486
Revenue generated from Bitcoin self-mining operation	32,357	-	-	32,357
Converted (to)/from other digital assets or fiat cash, net	(69,768)	3,433	2	(66,333)
Costs and expenses (paid)/prepaid in digital assets	(70,019)	(60,815)	-	(130,834)
Changes in fair value of digital assets	17,441	66	(7)	17,500
Digital assets from borrowings	-	5,000	-	5,000
Digital assets pledged to lender or supplier	(31,331)	-	-	(31,331)
Digital assets pledged from customers	43,032	-	-	43,032
Purchase of mining equipment	-	(2,457)	-	(2,457)
Balance as of June 30, 2025	163,718	7,549	93	171,360

Schedule of Reconciliation between Net Income and the Movement of Digital Assets

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

DIGITAL ASSETS FROM OPERATING ACTIVITIES

Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	89,296	158,838
Adjusted by the changes of operating assets and liabilities:
Accounts receivable to be settled in digital assets	5,534	(7,663)
Contract liabilities received in digital assets	(19,592)	23,311
Digital assets received from customers for products and services	75,238	174,486

Revenue recognized from Bitcoin self-mining operation (b)	25,344	32,357

Cost and expenses settled or to be settled by digital assets (c) (1)	(95,186)	(98,881)
Adjusted by the changes of operating assets and liabilities:
Prepayments made in digital assets to suppliers	12,845	(5,720)
Accounts payable to be settled in digital assets	(1,237)	(13,986)
Payments made in digital assets by a related party on behalf of Company	6,150	(11,141)
Other receivables/payables to be settled in digital assets	827	(1,149)
Inventories	-	43
Costs and expenses paid in digital assets	(76,601)	(130,834)

Changes in fair value of digital assets	(49,494)	17,500
Net digital assets (used in)/provided by operating activities	(25,513)	93,509

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(33,301)	(76,833)
Digital assets purchased by fiat cash	4,000	10,500
Changes in digital asset collateral, net	14,582	11,701
Proceeds from disposal of equipment	36	-
Purchase of property and equipment	(1,170)	(2,457)
Net digital assets used in investing activities	(15,853)	(57,089)

DIGITAL ASSETS FROM FINANCING ACTIVITIES
Repayment of long-term loans	(13,000)	-
Proceeds from long-term loans	3,400	5,000
Repayment of long-term payables	(1,000)	-
Net digital assets (used in)/provided by financing activities	(10,600)	5,000

Net (decrease)/increase in digital assets	(51,966)	41,420
Digital assets at the beginning of the periods	149,289	129,940
Digital assets at the end of the periods	97,323	171,360

(1)	Costs and expenses settled or to be settled by digital assets include interest expense paid in digital assets.